Commitments and Contingencies - Contingencies (Details) - USD ($) $ in Thousands					1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 01, 2021	Mar. 05, 2021	Oct. 01, 2020	Feb. 28, 2020	Mar. 31, 2021	Mar. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2021	Jun. 01, 2017
Commitments and Contingencies
Reserve for probable claims							$ 60,500
Contingent purchase price paid							0	$ 7,816	$ 2,371
Recorded Unconditional Purchase Obligation							199,944
Accrued legal liability							79,013	11,965
Recurring
Commitments and Contingencies
Contingent stock liability								130,594
Level 3 | Recurring
Commitments and Contingencies
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements							0	11,701
Publons
Commitments and Contingencies
Additional payments to acquire business											$ 9,500
Contingent purchase price paid							$ 0	3,701
Kopernio
Commitments and Contingencies
Additional payments to acquire business								2,184
TrademarkVision | Level 3 | Recurring
Commitments and Contingencies
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements								8
Decision Resources Group
Commitments and Contingencies
Additional payments to acquire business				$ 58,897				86,029
Contingent stock liability				58,897
Increase (decrease) in contingent consideration						$ (24,194)		$ 27,132
Newly issued ordinary shares (in shares)		2,895,638			2,895,638		2,895,638
Newly issued ordinary shares, value							$ 61,619
Total consideration				$ 964,997
Clarivate stock to be issued		$ 61,619
CPA Global
Commitments and Contingencies
Contingent stock liability			$ 46,485
Newly issued ordinary shares (in shares)			210,357,918				1,500,000
Newly issued ordinary shares, value										$ 43,890
Total consideration			$ 8,643,561
Clarivate stock to be issued			$ 6,565,477
ProQuest
Commitments and Contingencies
Newly issued ordinary shares (in shares)	46,910,923
Total consideration	$ 5,046,848
Clarivate stock to be issued	$ 1,094,901